                         SOCIALLY RESPONSIVE PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                                                                    NMATR8120699

PORTFOLIO MANAGER'S COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 1999
--------------------------------------------------------------------------------
          Socially Responsive Portfolio
   JANET PRINDLE, PORTFOLIO MANAGER
   The portfolio outperformed its benchmark, the S&P 500 Index*, during the period from the commencement of operations on February 18, 1999 through June 30, 1999. The S&P 500 rose 12.84% while the portfolio gained 15.00%. The portfolio manager, Janet Prindle, attributes the portfolio's performance to her value-oriented, bottom-up stock selection strategy, which positioned the portfolio to participate in companies that have benefited from a shift in market leadership from growth to value stocks.
   Early in the reporting period, many of the stocks in which the portfolio invests lagged the market, including holdings in the healthcare and technology sectors. On the other hand, the portfolio's consumer cyclicals, consumer staples and energy holdings performed well during the first part of the reporting period.
   In April, it became apparent that economies in the U.S., Japan, Asia and Latin America were stronger than many analysts expected. As a result, interest rates began to rise amid investors' concerns that inflation pressures might re-emerge. Because higher interest rates have the potential to erode stock multiples, many highly valued growth companies lost value. Instead, equity investors turned their attention to attractively valued companies that had been out-of-favor.
   Since the portfolio manager had already constructed the portfolio in a way that was designed to benefit from a value-stock recovery, performance was helped by investments in the basic materials sector, such as paper and chemical companies, consumer cyclicals and technology sectors.
   The portfolio received positive contributions during the value-stock rally from individual holdings in a number of different sectors. For example, Unisys (2.9% of assets as of June 30, 1999) is in the midst of a shift from computer hardware manufacturing to becoming a more service-oriented computer systems provider. New senior management has helped this company make a successful transition, and its valuation has improved as a result. At the same time, Unisys has made great progress toward reducing harmful emissions from its plants. These environmental measures have not only made Unisys a more socially responsive company, they have also produced significant cost savings.
   Computer and electronic instruments manufacturer Hewlett Packard (3.0%) has also combined sound business management with social responsibility. The company's stock rose after management announced its intention to split the company into two, a move that is expected to enhance shareholder value. This company has consistently ranked among the world's most socially responsive companies because of its employee benefit programs, diversity initiatives and ability to engineer environmentally friendly products.
   On the other hand, some companies proved to be disappointments. For example, computer manufacturer Compaq (1.3%) saw its stock price plunge after reporting disappointing earnings. The company experienced subsequent turmoil when it terminated its CEO and alienated many of its distributors.
   Looking forward, the portfolio manager has been encouraged by the broadening of the stock market during the second quarter, which stands in stark contrast to the remarkably narrow markets of previous quarters. Because Prindle has continued to seek financially sound and socially responsive companies that have good earnings and are selling at attractive valuations, she remains optimistic about the portfolio's value-based investment strategy.

15.00% was the cumulative return from February 18, 1999, when the Portfolio commenced investment operations through June 30, 1999. Results are shown on a total return basis and include reinvestment of all dividends and capital gains distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. Neuberger Berman Management Inc. currently absorbs certain expenses of the Portfolio. Absent this arrangement, the total returns would have been less. The performance information does not reflect separate account and insurance company fees and expenses.

*The S&P 500 Index is an unmanaged index generally considered representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc., and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings of the Portfolio are subject to change.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

 Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $   1,078,667
      Receivable from administrator -- net (Note
       B)                                                   8,523
      Receivable for Trust shares sold                      1,486
                                                    --------------
                                                        1,088,676
                                                    --------------
LIABILITIES
      Accrued expenses                                     14,114
                                                    --------------
                                                           14,114
                                                    --------------
NET ASSETS at value                                 $   1,074,562
                                                    --------------

NET ASSETS consist of:
      Par value                                     $          93
      Paid-in capital in excess of par value              968,025
      Accumulated undistributed net investment
       loss                                                  (571)
      Accumulated net realized gains on investment          8,610
      Net unrealized appreciation in value of
       investment                                          98,405
                                                    --------------
NET ASSETS at value                                 $   1,074,562
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                         93,471
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $11.50
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                          For the
                                                        Period from
                                                     February 18, 1999
                                                       (Commencement
                                                     of Operations) to
                                                         June 30,
                                                           1999
                                                        (UNAUDITED)
                                                    -------------------
INVESTMENT INCOME
    Investment income from Series (Note A)                  $    3,448
                                                               --------
    Expenses:
      Administration fee (Note B)                                  804
      Shareholder reports                                       18,380
      Legal fees                                                 8,675
      Custodian fees                                             3,644
      Trustees' fees and expenses                                   17
      Auditing fees                                                  7
      Miscellaneous                                                100
      Expenses from Series (Notes A & B)                        22,926
                                                               --------
        Total expenses                                          54,553
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                                    (50,534)
                                                               --------
        Total net expenses                                       4,019
                                                               --------
        Net investment loss                                       (571)
                                                               --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities                   8,610
    Net unrealized appreciation of investment
     securities                                                 98,405
                                                               --------
        Net gain on investments from Series (Note
        A)                                                     107,015
                                                               --------
        Net increase in net assets resulting from
        operations                                          $  106,444
                                                               --------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                        Period from
                                                     February 18, 1999
                                                       (Commencement
                                                     of Operations) to
                                                          June 30,
                                                            1999
                                                        (UNAUDITED)
                                                    --------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment loss                                     $      (571)
    Net realized gain on investments from Series
     (Note A)                                                     8,610
    Net unrealized appreciation of investments
     from Series (Note A)                                        98,405
                                                             -----------
    Net increase in net assets resulting from
     operations                                                 106,444
                                                             -----------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                   991,328
    Payments for shares redeemed                                (23,210)
                                                             -----------
    Net increase from Trust share transactions                  968,118
                                                             -----------
NET INCREASE IN NET ASSETS                                    1,074,562
NET ASSETS:
    Beginning of period                                              --
                                                             -----------
    End of period                                           $ 1,074,562
                                                             -----------
    Accumulated undistributed net investment loss
     at end of period                                       $      (571)
                                                             -----------

NUMBER OF TRUST SHARES:
    Sold                                                         95,582
    Redeemed                                                     (2,111)
                                                             -----------
    Net increase in shares outstanding                           93,471
                                                             -----------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Socially Responsive Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund had no operations until February 18, 1999, other than matters relating to its organization and registration as a diversified, open-end management investment company under the 1940 Act, and registration of its shares under the 1933 Act. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Socially Responsive Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund through May 1, 2000, for its operating expenses plus its pro rata share of its Series' operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the period ended June 30, 1999, such excess expenses amounted to $50,260. The Fund has agreed to repay Management through December 31, 2001, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $274.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period ended June 30, 1999, additions and reductions in the Fund's investment in its Series amounted to $1,013,519 and $22,663, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Socially Responsive Portfolio(1)
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(2)

                                               Period from
                                               February 18,
                                                1999(3) to
                                                 June 30,
                                                   1999
                                               (UNAUDITED)
                                            ------------------
Net Asset Value, Beginning of Period                   $10.00
                                                       -------
Income From Investment Operations
    Net Investment Loss                                  (.01)
    Net Gains or Losses on Securities
 (both realized and unrealized)                          1.51
                                                       -------
      Total From Investment Operations                   1.50
                                                       -------
Net Asset Value, End of Period                         $11.50
                                                       -------
Total Return(4)(5)                                     +15.00%
                                                       -------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                          $ 1.1
                                                       -------
    Ratio of Gross Expenses to Average
     Net Assets(6)(7)                                    1.60%
                                                       -------
    Ratio of Net Expenses to Average Net
     Assets(7)(8)                                        1.50%
                                                       -------
    Ratio of Net Investment Loss to
     Average Net Assets(7)                               (.21%)
                                                       -------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Socially Responsive Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for the fiscal period shown.
5) Not annualized.
6) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7) Annualized.
8) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets would have been:

                                                    Period from
                                                 February 18, 1999
                                                    to June 30,
                                                        1999
-------------------------------------------------------------------
Net Expenses                                           20.26%
                                                 ------------------

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

 Number                                                                     Market
of Shares                                                                  Value(1)
---------                                                                 ----------
            COMMON STOCKS (97.2%)
ADVERTISING (2.5%)
     890    True North Communications                                     $   26,700
                                                                          ----------
AUTOMOTIVE (1.9%)
     365    Borg-Warner Automotive                                            20,075
                                                                          ----------
BANKING (2.3%)
     425    Bank One                                                          25,314
                                                                          ----------
BUSINESS SERVICES (1.7%)
     525    Dun & Bradstreet                                                  18,605
                                                                          ----------
CHEMICALS (1.4%)
     265    Minerals Technologies                                             14,790
                                                                          ----------
CONSUMER GOODS & SERVICES (2.1%)
     395    Kimberly-Clark                                                    22,515
                                                                          ----------
DIVERSIFIED (2.9%)
     325    Tyco International                                                30,794
                                                                          ----------
ENERGY (1.8%)
     210    Chevron Corp.                                                     19,989
                                                                          ----------
ENTERTAINMENT (2.0%)
     810    Fox Entertainment Group                                           21,819
                                                                          ----------
FINANCIAL SERVICES (7.3%)
     395    Ambac Financial Group                                             22,565
     748    Citigroup Inc.                                                    35,506
     275    Fannie Mae                                                        18,803
      25    Goldman Sachs                                                      1,806
                                                                          ----------
                                                                              78,680
                                                                          ----------
FURNISHINGS (2.7%)
   1,050    Leggett & Platt                                                   29,203
                                                                          ----------
HEALTH CARE (14.4%)
     595    ALZA Corp.                                                        30,271
     450    Biogen, Inc.                                                      28,941
     690    Invacare Corp.                                                    18,457
     250    Johnson & Johnson                                                 24,500
     580    McKesson HBOC                                                     18,632

 Number                                                                     Market
of Shares                                                                  Value(1)
---------                                                                 ----------
     108    Warner-Lambert                                                $    7,493
     320    Wellpoint Health Networks                                         27,160
                                                                          ----------
                                                                             155,454
                                                                          ----------
HOSPITAL SUPPLIES (2.4%)
     540    C. R. Bard                                                        25,819
                                                                          ----------
INDUSTRIAL & COMMERCIAL PRODUCTS (3.2%)
     945    Raychem Corp.                                                     34,965
                                                                          ----------
INSURANCE (3.1%)
   1,000    ESG Re                                                            15,000
     420    ReliaStar Financial                                               18,375
                                                                          ----------
                                                                              33,375
                                                                          ----------
OIL & GAS (3.9%)
     540    Anadarko Petroleum                                                19,879
     605    Cooper Cameron                                                    22,423
                                                                          ----------
                                                                              42,302
                                                                          ----------
PAPER & FOREST PRODUCTS (2.5%)
     645    Mead Corp.                                                        26,929
                                                                          ----------
PUBLISHING & BROADCASTING (2.0%)
     595    Valassis Communications                                           21,792
                                                                          ----------
RECYCLING (0.8%)
     505    IMCO Recycling                                                     8,648
                                                                          ----------
RETAIL GROCERY (1.5%)
     315    Albertson's Inc.                                                  16,242
                                                                          ----------
RETAIL STORES (8.9%)
     705    AutoZone, Inc.                                                    21,238
     400    Circuit City Stores                                               37,200
     315    Dayton Hudson                                                     20,475
     325    Federated Department Stores                                       17,205
                                                                          ----------
                                                                              96,118
                                                                          ----------
RETAILING (2.1%)
     470    Wal-Mart Stores                                                   22,678
                                                                          ----------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Socially Responsive Investments

 Number                                                                     Market
of Shares                                                                  Value(1)
---------                                                                 ----------
TECHNOLOGY (16.1%)
     605    Compaq Computer                                               $   14,331
     405    Electronic Data Systems                                           22,908
     325    Hewlett-Packard                                                   32,662
     420    Intel Corp.                                                       24,990
   1,055    Quantum Corp.                                                     25,452
     810    Unisys Corp.                                                      31,539
     380    Xerox Corp.                                                       22,444
                                                                          ----------
                                                                             174,326
                                                                          ----------
TELECOMMUNICATIONS (4.1%)
     405    MCI WorldCom                                                      34,855
   1,320    Metromedia International Group                                     9,900
                                                                          ----------
                                                                              44,755
                                                                          ----------
TRANSPORTATION (2.1%)
     325    AMR Corp.                                                         22,181
                                                                          ----------
WASTE MANAGEMENT (1.5%)
     800    Azurix Corp.                                                      16,000
                                                                          ----------
            TOTAL COMMON STOCKS
            (COST $951,663)                                                1,050,068
                                                                          ----------
Principal
 Amount
---------
            U.S. GOVERNMENT AGENCY SECURITIES (4.2%)
 $45,000    Freddie Mac, Discount Notes, 4.55%, due 7/1/99  (COST
            $45,000)                                                          45,000(2)
                                                                          ----------
            TOTAL INVESTMENTS (101.4%)
            (COST $996,663)                                                1,095,068(3)
            Liabilities, less cash, receivables and other assets
            [(1.4%)]                                                         (15,401)
                                                                          ----------
            TOTAL NET ASSETS (100.0%)                                     $1,079,667
                                                                          ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) At June 30, 1999, the cost of investments for U.S. Federal income tax purposes was $996,663. Gross unrealized appreciation of investments was $113,805 and gross unrealized depreciation of investments was $15,400, resulting in net unrealized appreciation of $98,405, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $   1,095,068
      Cash                                                  2,774
      Dividends receivable                                    620
                                                    --------------
                                                        1,098,462
                                                    --------------
LIABILITIES
      Payable for Series expenses (Note B)                 15,522
      Accrued expenses                                      2,814
      Payable to investment manager (Note B)                  459
                                                    --------------
                                                           18,795
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   1,079,667
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     981,262
      Net unrealized appreciation in value of
       investment securities                               98,405
                                                    --------------
NET ASSETS                                          $   1,079,667
                                                    --------------
*Cost of investments                                $     996,663
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

                                                         For the
                                                       Period from
                                                    February 18, 1999
                                                      (Commencement
                                                    of Operations) to
                                                        June 30,
                                                          1999
                                                       (UNAUDITED)
                                                    -----------------
INVESTMENT INCOME
    Income:
      Dividend income                               $          2,270
      Interest income                                          1,178
                                                             --------
        Total income                                           3,448
                                                             --------
    Expenses:
      Investment management fee (Note B)                       1,467
      Legal fees                                              13,670
      Custodian fees (Note B)                                  4,102
      Accounting fees                                          3,644
      Auditing fees                                               26
      Trustees' fees and expenses                                 17
                                                             --------
        Total expenses                                        22,926
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                              (274)
                                                             --------
        Total net expenses                                    22,652
                                                             --------
        Net investment loss                                  (19,204)
                                                             --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                                      8,610
    Net unrealized appreciation of investment
     securities                                               98,405
                                                             --------
        Net gain on investments                              107,015
                                                             --------
        Net increase in net assets resulting from
        operations                                  $         87,811
                                                             --------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

                                             Period from
                                          February 18, 1999
                                            (Commencement
                                          of Operations) to
                                              June 30,
                                                1999
                                             (UNAUDITED)
                                          -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment loss                   $        (19,204)
    Net realized gain on investments                 8,610
    Net unrealized appreciation of
     investments                                    98,405
                                          -----------------
    Net increase in net assets resulting
     from operations                                87,811
                                          -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                    1,014,519
    Reductions                                     (22,663)
                                          -----------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                          991,856
                                          -----------------
NET INCREASE IN NET ASSETS                       1,079,667
NET ASSETS:
    Beginning of period                                 --
                                          -----------------
    End of period                         $      1,079,667
                                          -----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Socially Responsive Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Series had no operations until February 18, 1999, other than matters relating to its organization and registration as a series of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
6) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management"), as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

   Since inception of the Series, Management has voluntarily undertaken to pay certain expenses as an advance. These expenses will be repaid by the Series to Management in the future, and are included under the caption Payable for Series expenses in the Statement of Assets and Liabilities.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $274.

NOTE C -- SECURITIES TRANSACTIONS:
   During the period ended June 30, 1999, there were purchase and sale transactions (excluding short-term securities) of $1,045,964 and $102,913, respectively.
   During the period ended June 30, 1999, brokerage commissions on securities transactions amounted to $1,331, of which Neuberger received $1,193, and other brokers received $138.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

                                               Period from
                                              February 18,
                                               1999(1) to
                                                June 30,
                                                  1999
                                               (UNAUDITED)
                                            -----------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)(3)                                 8.59%
                                            -----------------
  Net Expenses(3)                                      8.49%
                                            -----------------
  Net Investment Loss(3)                              (7.20%)
                                            -----------------
Portfolio Turnover Rate                                  19%
                                            -----------------
Net Assets, End of Period (in millions)                $1.1
                                            -----------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.